Other Non-Current Assets - Other Non-Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Equity securities	$ 31	$ 26
Public funding receivables	210	156
Taxes and other government receivables	22	0
French research tax credit receivable	246	294
Defined benefit plans	15	9
Prepayments and deposits to third parties	224	107
Derivative instruments	2	13
Other non-current assets	58	56
Total	$ 808	$ 661